Income Taxes (Components of Income Before Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Domestic operations	$ (94.9)	$ (48.6)	$ (38.5)
Foreign operations	90.5	91.5	77.0
Income (loss) from continuing operations before income tax	$ (4.4)	$ 42.9	$ 38.5